Offerings - Offering: 1	Aug. 12, 2024 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 3,637,803,968.25
Fee Rate	0.01476%
Amount of Registration Fee	$ 536,939.87
Offering Note
(1)	Title of each class of securities to which transaction applies: Envestnet, Inc.’s common stock, par value $0.005 per share (“Envestnet’s Common Stock”).
(2)
Aggregate number of securities to which transaction applies: As of August 2, 2024, the maximum number of shares of Envestnet’s Common Stock to which this transaction applies is estimated to be 57,727,055 which consists of (a) 55,236,289 issued and outstanding shares of Envestnet’s Common Stock; (b) 1,957,079 shares of Envestnet’s Common Stock underlying outstanding service-vesting restricted share unit awards, which may be entitled to receive the per share price of $63.15; (c) 140,293 shares of Envestnet’s Common Stock underlying outstanding performance-vesting restricted share unit awards assuming performance conditions are satisfied at target levels, which may be entitled to receive the per share price of $63.15; (d) 227,782 shares of Envestnet’s Common Stock underlying outstanding performance-vesting restricted share unit awards assuming performance conditions are satisfied at maximum levels, which may be entitled to receive the per share price of $63.15; (e) 165,612 shares of Envestnet’s Common Stock underlying outstanding options entitled to receive the per share price of the excess, if any, between (1) $63.15 and (2) an exercise price of $46.25 (the weighted-average exercise price of the outstanding options), in each case subject to any required withholding of taxes.

(3)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule
0-11:
Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated based on the sum of (a) the product of 55,236,289 issued and outstanding shares of Envestnet’s Common Stock, and the per share price of $63.15; (b) the product of 1,957,079 shares of Envestnet’s Common Stock underlying outstanding service-vesting restricted share unit awards, and the per share price of $63.15; (c) the product of 140,293 shares of Envestnet’s Common Stock underlying outstanding performance-vesting restricted share unit awards assuming performance conditions are satisfied at target levels, and the per share price of $63.15; (d) the product of 227,782 shares of Envestnet’s Common Stock underlying outstanding performance-vesting restricted share unit awards assuming performance conditions are satisfied at maximum levels, and the per share price of $63.15; (e) the product of 165,612 shares of Envestnet’s Common Stock underlying options multiplied by the excess, if any, between (1) $63.15 and (2) an exercise price of $46.25 (the weighted-average exercise price of the outstanding options), in each case subject to any required withholding of taxes.

(4)
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule
0-11,
the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00014760.